Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Unused Tax Losses [Member]
Deferred income taxes [Abstract]
Deferred tax assets	$ 30,000	$ 10,000